920 MASSACHUSETTS AVENUE, NW SUITE 900 WASHINGTON, DC 20001 PHONE: 202.508.3400 FAX: 202.508.3402
www.bakerdonelson.com

Terrence O. Davis, Shareholder
Direct Dial: 202.654.4514
Direct Fax: 202.508.3402
E-Mail Address: todavis@bakerdonelson.com

February 10, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

Re:	Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A for the Hanna Investment Trust (File Nos. 333-171279 and 811-22507)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, pursuant to (i) the Securities Act of 1933 and Rule 485(b) thereunder, (ii) the Investment Company Act of 1940, and (iii) Regulation S-T, please find Post-Effective Amendment No. 5 to the Trust’s Registration Statement.

This amendment is being filed for the purpose of adding a new series of the Trust, the Vertical Capital Innovations MLP Fund, to the Registration Statement.  This amendment contains the Fund’s prospectus and statement of additional information, Part C, and the signature page.

If you have any questions concerning the foregoing, please contact the undersigned at 202.654.4614.

Yours truly,

/s/ Terrence O. Davis
Terrence O. Davis

cc:	Kimberly Browning
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549